Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Operating expenses:
Research and development	$ 5,156,988	$ 7,813	$ 14,338,055	$ 9,729,437
General and administrative	1,363,464	143,863	1,941,963	20,642
Total operating expenses	6,520,452	151,677	16,280,018	9,750,079
Loss from operations	(6,520,452)	(151,677)	(16,280,018)	(9,750,079)
Change in fair value of SAFE liability			(833,328)
Interest income	282,579		137,426
Interest expense – related parties	(50,785)		(42,268)	(191,205)
Other income	86,494
Other expense			(69,265)
Net loss	$ (6,202,164)	$ (151,677)	$ (17,087,453)	$ (9,941,284)
Net loss per share, basic and diluted (in Dollars per share)	$ (0.21)	$ (0.2)	$ (3.3)	$ (13.1)
Net loss per share, diluted (in Dollars per share)	$ (0.21)	$ (0.2)	$ (3.3)	$ (13.1)
Basic and diluted weighted average shares outstanding (in Shares)	29,281,547	758,967	5,177,582	758,967
Diluted weighted average shares outstanding (in Shares)	29,281,547	758,967	5,177,582	758,967